PGIM S&P 500 Quarterly Buffer 5 ETF
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 101.3%
Affiliated Mutual Fund 1.2%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $23,688)(wb)	23,688	$23,688
Options Purchased*~ 100.1%
(cost $2,024,476)		2,012,190

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.3% (cost $2,048,164)		2,035,878
Options Written*~ (1.3)%
(premiums received $47,881)		(25,694)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $2,000,283)		2,010,184
Liabilities in excess of other assets (0.0)%		(851)

Net Assets 100.0%		$2,009,333

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	09/30/26	$14.94		27		3	$1,970,341
State Street SPDR S&P 500 ETF Trust	Put	09/30/26	$746.77		27		3	41,849
Total Options Purchased (cost $2,024,476)								$2,012,190
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	09/30/26	$787.39		27		3	$(7,076)
State Street SPDR S&P 500 ETF Trust	Put	09/30/26	$709.43		27		3	(18,618)
Total Options Written (premiums received $47,881)								$(25,694)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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